RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2012
RELATED PARTY TRANSACTIONS

20. RELATED PARTY TRANSACTIONS

The transactions between the Company and Maruwa Co., Ltd. (“Maruwa”), for which the representative director of the Company, Masahiko Goto, and certain of his family members have a majority of the voting rights, amounted to ¥ 2 million ($ 24 thousand) for advertising expenses for each of the years ended March 31, 2010, 2011 and 2012.

The Company’s purchases of raw materials, production equipment and expense of workers on loan from Toa Co., Ltd., for which a representative director of the Company, Masahiko Goto, and certain of his family members have a majority of the voting rights, were ¥ 28 million, ¥ 53 million and ¥ 75 million ($ 915 thousand) during the years ended March 31, 2010, 2011 and 2012, respectively. The accounts payable of the Company related to these transactions were ¥ 2 million, ¥ 11 million and ¥ 2 million ($ 24 thousand) as of March 31, 2010, 2011 and 2012, respectively.

The outside director, Motohiko Yokoyama is a chairman of JTEKT Corporation. The Company’s purchases of raw materials and production equipment from JTEKT Corporation, were ¥ 311 million during March 31, 2010, ¥ 470 million during the year ended March 31, 2011 and ¥ 633 million ($ 7,720 thousand) during the year ended March 31, 2012. The accounts payables of the Company related to these transactions were ¥ 24 million, ¥ 57 million and ¥ 44 million ($ 537 thousand) as of March 31, 2010, 2011, and 2012 respectively.